Share capital and Contributed Surplus - Disclosure of changes in share units (Details) - share	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	24,001	21,273	0
Granted	0	29,182	21,412
Vested and converted to common shares	(20,273)	(8,347)	(139)
Vested and repurchased for withholding taxes	0	(393)
Expired / cancelled	0	(17,714)
Outstanding, end of year	3,728	24,001	21,273
Restricted Share Units [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	21,174	16,273	0
Granted	0	10,726	16,412
Vested and converted to common shares	(20,103)	(5,681)	(139)
Vested and repurchased for withholding taxes	0	(144)
Expired / cancelled	0	0
Outstanding, end of year	1,071	21,174	16,273
Performance Stock Units [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	170	2,857	0
Granted	0	17,942	2,857
Vested and converted to common shares	(170)	(2,666)	0
Vested and repurchased for withholding taxes	0	(249)
Expired / cancelled	0	(17,714)
Outstanding, end of year	0	170	2,857
Share Appreciation Rights [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	2,657	2,143	0
Granted	0	514	2,143
Vested and converted to common shares	0	0	0
Vested and repurchased for withholding taxes	0	0
Expired / cancelled	0	0
Outstanding, end of year	2,657	2,657	2,143